S000034848 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index (Net) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
Real Asset Blended Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.95%	3.33%	3.52%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg Commodity Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	6.77%	1.28%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(1.63%)	1.48%	2.37%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.45%	2.90%	3.20%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.34%	1.05%	1.73%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.71%	1.48%	1.86%

[1]	The Real Asset Blended Index is calculated by the investment advisor and is currently based on a weighting of the following indices: 50.0% S&P Developed Property Index, 50.0% Bloomberg Commodity Index (Total Return) and 0% Bloomberg Barclays U.S. Tips Index.
[2]	After-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-advantaged account, such as an individual retirement account or a 401(k) plan.